RESTRICTED NET ASSETS (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Statutory Reserve
Restricted net assets	$ 89,500,000	$ 89,500,000
Required percentage of net income allocated to statutory surplus reserve	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%
Statutory reserve	$ 485,211	$ 485,211